Post Employment Benefits - Summary of Evolution during Each Period (Detail) - Post Employement Benefits [member] - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Balances at the beginning	$ 666,627	$ 344,883
Charged to profit or loss	81,613	415,111
Benefits paid to participants	(352,158)	(93,367)
Balances at closing	$ 396,082	$ 666,627